Reclamation Obligation - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Undiscounted value of the provision	$ 167.1	$ 38.1
Western Mesquite Mines Inc [Member]
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Security for reclamation	$ 0.3
Bottom of range [member]
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Future cash flows using inflation rates	2.00%	2.20%
Future cash flow discount rate	0.90%	1.80%
Top of range [member]
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Future cash flows using inflation rates	3.50%	3.30%
Future cash flow discount rate	6.90%	5.80%